Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue
Revenue	$ 11,851,792	$ 15,313,780
Online VIP membership revenue
Revenue
Revenue	9,390,420	13,026,851
Online SVIP membership revenue
Revenue
Revenue	2,348,454	2,147,052
Technical service revenue
Revenue
Revenue	$ 112,918	$ 139,877